SHARE CAPITAL AND SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Share-Based Payment Arrangements [Abstract]
Disclosure of number and weighted average exercise prices of share options
The changes in issued stock options during the years ended December 31, 2020 and 2019 are as follows:

	2020		2019
	Number of stock options	Weighted average exercise price (C$/option)	Number of stock options	Weighted average exercise price (C$/option)
Outstanding, beginning of year	1,802,623	12.14	2,638,749	10.35
Granted	445,690	26.12	514,355	16.81
Exercised	(820,929)	10.86	(1,093,844)	(8.78)
Expired	(2,622)	14.95	(193,167)	(18.90)
Forfeited	(19,326)	23.53	(63,470)	(12.81)
Outstanding, end of year	1,405,436	17.16	1,802,623	12.14

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period
The weighted average fair value of stock options granted during the years ended December 31, 2020 and 2019 were estimated to be C$8.32 and C$6.22 per stock option, respectively, at the grant date using the Black-Scholes option pricing model, based on the following assumptions:

Years ended December 31	2020	2019
Estimated forfeiture rate (%)	3.0	3.0
Expected dividend yield (%)	—	—
Risk-free interest rate (%)	1.31	1.78
Expected life (years)	4.2	4.2
Expected volatility (%)	45.8	45.8
Weighted average share price (C$)	26.12	16.81

Disclosure of range of exercise prices of outstanding share options
The following table summarizes information about stock options outstanding and exercisable at December 31, 2020:

	Stock options outstanding		Stock options exercisable
Exercise prices (C$)	Number of stock options outstanding	Weighted average remaining contractual life (years)	Number of stock options exercisable	Weighted average exercise price (C$/option)
5.83 - 11.16	415,887	2.5	364,219	9.27
11.17 - 17.06	447,821	4.6	365,793	15.57
17.07 - 27.04	431,218	5.8	286,708	23.92
27.05 - 29.09	110,510	6.4	16,980	29.09
	1,405,436	4.5	1,033,700	15.89

Disclosure of number and weighted average exercise prices of other equity instruments
The following table summarizes the changes in DSUs outstanding during the years ended December 31, 2020 and 2019:

	2020	2019
Years ended December 31	Number of DSUs	Number of DSUs
Outstanding, beginning of year	613,617	533,698
Granted	63,089	79,919
Issued in connection with Alacer acquisition	234,440	—
Redeemed	(163,161)	—
Outstanding, end of year	747,985	613,617
The following table summarizes the changes in RSUs outstanding during the years ended December 31, 2020 and 2019:

	2020	2019
Years ended December 31	Number of RSUs	Number of RSUs
Outstanding, beginning of year	356,160	425,095
Granted	145,987	195,530
Issued in connection with Alacer acquisition	998,901	—
Settled	(719,345)	(200,671)
Forfeited	(32,838)	(63,794)
Outstanding, end of year	748,865	356,160
The associated compensation cost is recorded in share-based compensation expenses.

	2020	2019
Years ended December 31	Number of PSUs	Number of PSUs
Outstanding, beginning of year	308,500	311,100
Granted	222,045	144,500
Issued in connection with Alacer acquisition	985,489	—
Settled	(402,198)	(122,300)
Forfeited	—	(24,800)
Outstanding, end of year	1,113,836	308,500

Explanation of effect of share-based payments on entity's profit or loss
Total share-based compensation expense, including all equity and cash-settled arrangements, for the years ended December 31, 2020 and 2019 has been recognized in the consolidated financial statements as follows:

Years ended December 31	2020	2019
Equity-settled
Production costs	$449	$250
Share-based compensation expense	6,903	3,715
Exploration, evaluation and reclamation expense	43	40
Transaction and integration expense	1,099	—
Cash-settled
Production costs	1,715	1,201
Share-based compensation expense	1,597	9,099
Exploration, evaluation and reclamation expense	126	119
Transaction and integration expense	3,919	—
	$15,851	$14,424